Note 5 - Accrued Liabilities (Detail) - Accrued Liabilities (USD $)	Nov. 30, 2012	Nov. 30, 2011
Professional fees	$ 116,179	$ 307,465
Other	108,618	128,689
	$ 224,797	$ 436,154